SCHEDULE OF COST OF REVENUES FROM RELATED PARTIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Cost of Revenue	$ 3,659,805	$ 1,673,367
Cost of revenue related parties	663,976	308,381
Dongguan Anxiang Technology Co Ltd [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Cost of Revenue	56,598	57,426
Guangfong Jiaduonuo Shengshi Tradong Co Ltd [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Cost of Revenue	109,936	21,641
Dongguan Baxi Food Distribution Co Ltd [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Cost of Revenue	124,896	75,274
Dongguan Dalingshan Xinwenhua Drinking Water Store [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Cost of Revenue	99,502	29,122
Dongguan Pengqin Drinking Water Co Ltd [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Cost of Revenue	89,475	38,116
Dongguan Tailai Trading Co Ltd [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Cost of Revenue	113,893	86,802
Dongguan Dalingshan Runxin Drinking Water Store [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Cost of Revenue	$ 69,676